Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 0.9%
Raytheon Technologies Corp.	462,914	$ 35,769,365

Air Freight & Logistics - 1.1%
FedEx Corp.	155,082	44,049,491

Automobiles - 1.1%
Tesla, Inc. (A)	68,773	45,935,550

Beverages - 2.4%
Constellation Brands, Inc., Class A	222,665	50,767,620
Monster Beverage Corp. (A)	509,203	46,383,301

		97,150,921

Biotechnology - 2.8%
Exact Sciences Corp. (A) (B)	169,455	22,330,780
Regeneron Pharmaceuticals, Inc. (A)	67,461	31,918,498
Seagen, Inc. (A)	169,908	23,593,425
Vertex Pharmaceuticals, Inc. (A)	181,405	38,982,120

		116,824,823

Building Products - 1.1%
Fortune Brands Home & Security, Inc.	453,452	43,449,771

Capital Markets - 0.5%
S&P Global, Inc.	63,159	22,286,916

Chemicals - 1.0%
PPG Industries, Inc.	270,074	40,581,319

Commercial Services & Supplies - 0.6%
Copart, Inc. (A)	214,479	23,294,564

Consumer Finance - 1.5%
American Express Co.	422,196	59,715,402

Entertainment - 3.1%
Netflix, Inc. (A)	156,124	81,443,646
Walt Disney Co. (A)	258,210	47,644,909

		129,088,555

Equity Real Estate Investment Trusts - 0.9%
American Tower Corp.	158,353	37,855,868

Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	437,920	36,934,173
Becton Dickinson & Co.	117,093	28,471,163
Edwards Lifesciences Corp. (A)	361,528	30,238,202
Teleflex, Inc.	88,580	36,801,447

		132,444,985

Health Care Providers & Services - 2.6%
UnitedHealth Group, Inc.	283,537	105,495,612

Hotels, Restaurants & Leisure - 4.5%
Airbnb, Inc., Class A (A) (B)	111,283	20,914,527
Booking Holdings, Inc. (A)	25,206	58,725,947
Chipotle Mexican Grill, Inc. (A)	35,052	49,802,582
McDonald’s Corp.	117,770	26,396,968
Penn National Gaming, Inc. (A) (B)	284,395	29,815,972

		185,655,996

Household Products - 1.3%
Procter & Gamble Co.	381,115	51,614,404

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 9.2%
Alphabet, Inc., Class A (A)	93,997	$ 193,870,692
Facebook, Inc., Class A (A)	619,318	182,407,731

		376,278,423

Internet & Direct Marketing Retail - 6.8%
Amazon.com, Inc. (A)	90,182	279,030,323

IT Services - 9.8%
EPAM Systems, Inc. (A)	97,956	38,858,166
FleetCor Technologies, Inc. (A)	198,700	53,376,781
Global Payments, Inc.	243,568	49,098,437
GoDaddy, Inc., Class A (A)	525,154	40,762,454
Mastercard, Inc., Class A	283,181	100,826,595
PayPal Holdings, Inc. (A)	367,654	89,281,097
Square, Inc., Class A (A) (B)	135,004	30,652,658

		402,856,188

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	133,999	61,154,464

Machinery - 0.9%
Nordson Corp.	195,502	38,842,337

Pharmaceuticals - 3.8%
Eli Lilly & Co.	389,410	72,749,576
Horizon Therapeutics PLC (A)	259,551	23,889,074
Merck & Co., Inc.	792,439	61,089,123

		157,727,773

Professional Services - 1.5%
Equifax, Inc.	158,405	28,691,898
Leidos Holdings, Inc.	362,927	34,942,611

		63,634,509

Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices, Inc. (A)	604,323	47,439,356
Entegris, Inc.	323,354	36,150,977
KLA Corp.	141,548	46,767,459
Marvell Technology Group, Ltd.	650,011	31,837,539
Micron Technology, Inc. (A)	394,968	34,840,127
Skyworks Solutions, Inc.	189,901	34,843,035
Teradyne, Inc.	241,779	29,419,669
Texas Instruments, Inc.	303,418	57,342,968

		318,641,130

Software - 16.1%
Adobe, Inc. (A)	190,159	90,395,884
DocuSign, Inc. (A)	93,245	18,877,450
Five9, Inc. (A)	130,809	20,449,371
Guidewire Software, Inc. (A)	278,058	28,259,035
Microsoft Corp.	1,346,718	317,515,703
salesforce.com, Inc. (A)	376,244	79,714,816
ServiceNow, Inc. (A)	94,788	47,404,427
Workday, Inc., Class A (A)	235,405	58,481,664

		661,098,350

Specialty Retail - 1.6%
TJX Cos., Inc.	1,014,786	67,128,094

Technology Hardware, Storage & Peripherals - 8.4%
Apple, Inc.	2,650,274	323,730,969
NetApp, Inc.	302,296	21,967,850

		345,698,819

Transamerica Series Trust	Page 1

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 3.3%
Lululemon Athletica, Inc. (A)	131,899	$ 40,454,742
NIKE, Inc., Class B	478,714	63,616,303
VF Corp.	395,930	31,642,726

		135,713,771

Total Common Stocks (Cost $2,423,452,006)		4,079,017,723

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (C)	23,367,997	23,367,997

Total Other Investment Company (Cost $23,367,997)		23,367,997

Principal	Value
REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2021, to be repurchased at $27,857,975 on 04/01/2021. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2023, and with a value of $28,415,212.

$ 27,857,975	$ 27,857,975

Total Repurchase Agreement (Cost $27,857,975)	27,857,975

Total Investments (Cost $2,474,677,978)	4,130,243,695
Net Other Assets (Liabilities) - (0.6)%	(23,715,611)

Net Assets - 100.0%	$ 4,106,528,084

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$4,079,017,723	$—	$—	$4,079,017,723
Other Investment Company	23,367,997	—	—	23,367,997
Repurchase Agreement	—	27,857,975	—	27,857,975

Total Investments	$4,102,385,720	$27,857,975	$—	$4,130,243,695

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $90,892,851, collateralized by cash collateral of $23,367,997 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $69,392,363. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica WMC US Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3